Segment reporting (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) segment	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Segment reporting
Number of operating segments | segment	3
Depreciation of property and equipment	¥ 2,823,916	¥ 3,026,236	¥ 3,821,925
China Mobility
Segment reporting
Depreciation of property and equipment	401,376	413,152	563,496
International
Segment reporting
Depreciation of property and equipment	172,659	171,012	160,594
Other Initiatives
Segment reporting
Depreciation of property and equipment	¥ 2,249,881	¥ 2,442,072	¥ 3,097,835